Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets:
Cash and cash equivalents	$ 1,413,669	$ 113,895
Accounts receivable, net	1,062,237	2,150,450
Accounts receivable, net - related party	108,188	83,736
Advances to suppliers, net	5,292,114	453,894
Advances to suppliers, net - related party	1,807,965	3,787,036
Inventories, net	136,191	337,798
Prepayments and other current assets	285,655	402,151
Due from related parties	358,659	208,225
Total Current Assets	10,464,678	7,537,185
Property, plant and equipment, net	7,761,328	8,722,435
Intangible assets, net	4,449,989	4,869,654
Long-term investment in equity investee	2,337,451	2,503,944
Right-of-use assets	231,802	424,999
Total Assets	25,245,248	24,058,217
Current Liabilities:
Short-term loans	5,387,400	1,319,490
Convertible debt		3,922,686
Advances from customers	1,712,320	2,551,216
Due to a minority shareholder		725,000
Deferred grants - current	191	18,563
Accounts payable	2,974,650	2,624,701
Accrued and other liabilities	3,240,663	2,717,432
Loans from third parties	1,274,666	1,106,233
Taxes payable	1,986,935	2,077,088
Operating lease liabilities, current	89,500	277,036
Deferred tax liability	299,622	325,593
Total Current Liabilities	17,313,078	17,665,038
Loans from third parties-noncurrent	2,977,166	1,160,000
Operating lease liabilities - noncurrent	103,830	158,650
Total Liabilities	20,394,074	18,983,688
Commitments and Contingencies
Shareholders’ Equity:
Common Shares, $0.1 par value, unlimited shares authorized, 1,205,188 shares and 433,989 shares issued and outstanding as of December 31, 2023 and 2022, respectively	120,518	43,400
Additional paid-in capital	68,876,257	53,331,093
Statutory reserve	1,072,895	1,066,554
Accumulated deficit	(63,461,282)	(47,813,206)
Accumulated other comprehensive loss	(2,253,561)	(2,388,890)
Total Shareholders’ Equity Attributable to ReTo Eco-Solutions Inc.	4,354,827	4,238,951
Noncontrolling interest	496,347	835,578
Total Shareholders’ Equity	4,851,174	5,074,529
Total Liabilities and Shareholders’ Equity	25,245,248	$ 24,058,217
Related Party
Current Liabilities:
Advances from customers-related party	344,051
Accounts payable - related party	$ 3,080